INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The provision for income taxes for the year ended December 31, 2021, 2020 and 2019 consisted of the following:

	Year ended December 31,
	2021	2020	2019
Current
Federal	$—	$—	$—
State	50	8	50
Foreign	3	—	—
Total current	53	8	50
Deferred
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total deferred	—	—	—
Total provision	$53	$8	$50

Schedule of Deferred Tax Assets and Liabilities
As of December 31, 2021 and 2020, the Company’s net deferred tax liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Net operating losses	$69,760	$41,170
Provision for doubtful accounts	679	498
Inventory reserves	175	86
Accrued expenses	4,107	804
Warrant expense	—	4
Deferred revenue	3,372	1
Unrealized foreign exchange gain/loss	4	—
Stock-based compensation	2,812	139
Intangible assets	280	280
Convertible notes	—	593
Charitable contributions	24	4
R&D tax credits	343	343
Total deferred tax assets before valuation allowance	81,556	43,922
Valuation allowance	(77,907)	(41,787)
Deferred tax assets net of valuation allowance	3,649	2,135
Deferred commissions	(332)	(176)
Unrealized foreign exchange gain/loss	—	(6)
Fixed assets	(3,317)	(1,953)
Total deferred tax liabilities	(3,649)	(2,135)
Deferred tax liabilities, net	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

	December 31, 2021		December 31, 2020
	$	%	$	%
Federal statutory rate	$(34,916)	21.00%	$(13,857)	21.00%
Permanent items	5,118	(3.08)	338	(0.51)
State and local taxes, net of federal taxes	(7,110)	4.28	(3,560)	5.39
Deferred rate changes	6	—	(17)	0.03
Foreign operations	3	—	—	—
Valuation allowance	36,042	(21.68)	16,441	(24.91)
Other	910	(0.55)	663	(1.00)
Effective tax rate	$53	(0.03%)	$8	—%